MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

May 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc.

Submission Pursuant to Rule 497 under the Securities Act of 1933

File Nos. 2-75503 and 811-03364

Commissioners:

Electronically submitted herewith is a filing made pursuant to Rule 497 under the Securities Act of 1933 for Maxim Series Fund, Inc.

This submission, filed pursuant to Rule 497 under the Securities Act of 1933, is for the purpose of submitting exhibits containing interactive data format risk/return summary information for the Maxim SecureFoundation® Lifetime 2020 Portfolio that mirrors the risk/return summary information contained in the submission filed pursuant to Rule 497(c) on May 4, 2012.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President, Counsel & Secretary
Maxim Series Fund, Inc.

Enclosures